UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  249 Royal Palm Way, Suite 403
          Palm Beach, FL 33480

Form 13F File Number: 028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/ Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

  /s/ Michael J. Dixon           Palm Beach, FL             11-12-2008
--------------------------     -------------------        --------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          162

Form 13F Information Table Value Total:  $   158,741
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

               COLUMN 1                     COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
----------------------------------------  --------------- --------- ---------- --------------- -------- -------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                                       VALUE   SHRS OR SH/ PUT/ INVSTMT OTHER    ------------------
            NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE  SHARED OTHER
----------------------------------------  --------------- --------- ---------- ------- --- ---  ------- -------- ----- ------ -----
3M CO COM                               Common Stock      88579Y101   1,673     24,489  SH      Sole              24,489
ABBOTT LABORATORIES                     Common Stock      002824100   1,923     33,389  SH      Sole              33,389
ACADIA PHARMACEUTICAL COM               Common Stock      004225108      85     31,828  SH      Sole              31,828
ACXIOM CORPORATION                      Common Stock      005125109     251     20,000  SH      Sole              20,000
ADAPTEC INC COM                         Common Stock      00651F108     108     32,900  SH      Sole              32,900
AIRTRAN HLDGS INC COM                   Common Stock      00949P108     132     54,500  SH      Sole              54,500
AKAMAI TECHNOLOGIES COM                 Common Stock      00971T101     523     30,000  SH      Sole              30,000
ALCOA INC COM                           Common Stock      013817101   1,300     57,582  SH      Sole              57,582
ALLSCRIPTS HLTHCAR SOL COM              Common Stock      01988P108     311     25,000  SH      Sole              25,000
AMERICAN EXPRESS CO COM                 Common Stock      025816109     234      6,600  SH      Sole               6,600
AMGEN INC COM                           Common Stock      031162100     462      7,795  SH      Sole               7,795
ANGIODYNAMICS INC COM                   Common Stock      03475V101     226     14,304  SH      Sole              14,304
APACHE CORP COM                         Common Stock      037411105     680      6,518  SH      Sole               6,318       200
APPLIED MICRO CIRCUITS COM              Common Stock      03822W109     453     75,750  SH      Sole              75,750
ARBITRON INC COM                        Common Stock      03875Q108     295      6,590  SH      Sole               6,590
ARIBA INC COM NEW                       Common Stock      04033V203     258     18,285  SH      Sole              18,285
AT&T INC COM                            Common Stock      00206R102     378     13,548  SH      Sole              13,548
AVERY DENNISON CORP COM                 Common Stock      053611109   1,208     27,149  SH      Sole              27,149
AVIS BUDGET GROUP COM                   Common Stock      053774105     103     18,000  SH      Sole              18,000
AVON PRODUCTS INC COM                   Common Stock      054303102   2,363     56,845  SH      Sole              56,845
BAFFINLAND IRON MINES                   Common Stock      056620107      65     65,000  SH      Sole              65,000
BANK OF AMERICA CORP                    Common Stock      060505104   2,377     67,910  SH      Sole              67,410       500
BAXTER INTL INC COM                     Common Stock      071813109   2,005     30,544  SH      Sole              30,544
BB&T CP                                 Common Stock      054937107   2,385     63,088  SH      Sole              63,088
BECKMAN COULTER INC COM                 Common Stock      075811109     322      4,540  SH      Sole               4,540
BP PLC SPONSORED ADR                    Common Stock      055622104   1,711     34,110  SH      Sole              34,110
BRISTOL MYERS SQUIBB COM                Common Stock      110122108   1,737     83,301  SH      Sole              83,301
CALIFORNIA PIZZA KITCHEN INC            Common Stock      13054D109     257     19,954  SH      Sole              19,954
CAPITAL ONE FINL CORP COM               Common Stock      14040H105     423      8,298  SH      Sole               8,298
CARDIODYNAMICS INTL COM                 Common Stock      141597104     122     83,871  SH      Sole              83,871
CARNIVAL CORP PAIRED CTF                Common Stock      143658300   1,696     47,967  SH      Sole              47,967
CATERPILLAR INC DEL COM                 Common Stock      149123101   1,781     29,888  SH      Sole              29,888
CELGENE CORPORATION                     Common Stock      151020104     253      4,000  SH      Sole               4,000
CHARDAN SOUTH CHINA ACQUISITIO          Common Stock      G04136100     215     24,000  SH      Sole              24,000
CHEVRON CORP COM                        Common Stock      166764100   2,831     34,320  SH      Sole              34,320
CIENA CORP COM                          Common Stock      171779309     761     75,500  SH      Sole              75,500
CISCO SYS INC COM                       Common Stock      17275R102     646     28,655  SH      Sole              28,055       600
CIT GROUP INC                           Common Stock      125581108   1,353    194,445  SH      Sole             194,445
CITIGROUP INC COM                       Common Stock      172967101     209     10,178  SH      Sole              10,178
CLEAR CHANNEL OUTDOOR CL A              Preferred Stock   18451C109     178     13,000  SH      Sole              13,000
COLGATE PALMOLIVE CO COM                Common Stock      194162103   2,388     31,690  SH      Sole              31,690
COLONIAL BANCGROUP                      Common Stock      195493309     299     38,000  SH      Sole              38,000
COMPOSITE TECH CORP COM                 Common Stock      20461s108     134    183,900  SH      Sole             183,900
CONCURRENT COMPUTR NEW COM              Common Stock      206710204     400     69,000  SH      Sole              69,000
CONEXANT SYSTEMS INC COM                Common Stock      207142100     448    111,600  SH      Sole             111,600
CONOCOPHILLIPS COM                      Common Stock      20825C104   2,782     37,983  SH      Sole              37,883       100
CORNING INC COM                         Common Stock      219350105     210     13,450  SH      Sole              12,550       900
COVIDIEN LIMITED COM SHS ISIN           Common Stock      g2552x108     259      4,813  SH      Sole               4,813
DENDREAN CORP COM                       Common Stock      24823Q107     160     28,000  SH      Sole              28,000
DOW CHEMICAL CO COM                     Common Stock      260543103   1,687     53,083  SH      Sole              53,083
DU PONT E I DE NEMOURS COM              Common Stock      263534109   1,631     40,463  SH      Sole              40,463
DYADIC INTL INC DEL COM                 Common Stock      26745T101       8     55,000  SH      Sole              55,000
E M C CORP MASS COM                     Common Stock      268648102     579     48,410  SH      Sole              48,110       300
E*TRADE FINANCIAL CORPORATION           Common Stock      269246104     112     40,133  SH      Sole              40,133
EASTMAN KODAK CO COM                    Common Stock      277461109   1,671    108,650  SH      Sole             108,650
EMERSON ELEC CO COM                     Common Stock      291011104   1,533     37,585  SH      Sole              37,585
ENDO PHARMACEUTC HLDGS COM              Common Stock      29264F205     600     30,000  SH      Sole              30,000
EV3 INC.                                Common Stock      26928A200     339     33,770  SH      Sole              33,770
EVERGREENSOLAR INC                      Common Stock      30033r108     155     28,000  SH      Sole              28,000
EXXON MOBIL CORP COM                    Common Stock      30231G102   1,299     16,721  SH      Sole              16,521       200
FOSTER WHEELER LTD SHS NEW              Common Stock      G36535139     287      7,945  SH      Sole               7,945
FTI CONSULTING INC COM                  Common Stock      302941109     595      8,235  SH      Sole               8,235
FUELCELL ENERGY, INC.                   Common Stock      35952H106     157     26,000  SH      Sole              26,000
GENERAL ELEC CO COM                     Common Stock      369604103   2,164     84,877  SH      Sole              84,677       200
GILEAD SCIENCES INC COM                 Common Stock      375558103     248      5,445  SH      Sole               5,145       300
HA-LO INDS INC COM                      Common Stock      404429102       -     25,000  SH      Sole              25,000
HALLIBURTON CO COM                      Common Stock      406216101     243      7,500  SH      Sole               7,200       300
HARMAN INTL INDS                        Common Stock      413086109     205      6,015  SH      Sole               6,015
HAUPPAUGE DIGITAL INC COM               Common Stock      419131107      46     37,500  SH      Sole              37,500
HAWAIIAN ELEC INDS COM                  Common Stock      419870100     429     14,735  SH      Sole              14,735
HOME DEPOT INC COM                      Common Stock      437076102   2,209     85,339  SH      Sole              84,739       600
HONEYWELL INTL INC COM                  Common Stock      438516106   1,782     42,892  SH      Sole              42,892
HUMAN GENOME SCIENCES COM               Common Stock      444903108     171     27,000  SH      Sole              27,000
I-FLOW CORP COM NEW                     Common Stock      449520303     205     22,000  SH      Sole              22,000
ICAD INC COM                            Common Stock      44934S107     298     93,500  SH      Sole              93,500
IMMERSION CORPORATION                   Common Stock      452521107     140     24,000  SH      Sole              24,000
IMPATH INC COM                          Common Stock      45255g101       -     31,500  SH      Sole              31,500
INTEL CORP COM                          Common Stock      458140100   1,966    104,988  SH      Sole             104,388       600
INTL PAPER CO COM                       Common Stock      460146103   1,273     48,630  SH      Sole              48,630
IROBOT CORP COM                         Common Stock      462726100     193     12,999  SH      Sole              12,999
JOHNSON & JOHNSON COM                   Common Stock      478160104   2,579     37,231  SH      Sole              36,931       300
JPMORGAN & CHASE & CO COM               Common Stock      46625H100   2,236     47,870  SH      Sole              47,870
KANA SOFTWARE INC COM NEW               Common Stock      483600300      31     31,000  SH      Sole              31,000
KIMBERLY CLARK                          Common Stock      494368103   1,598     24,641  SH      Sole              24,641
KRAFT FOODS INC CL A                    Preferred Stock   50075N104   2,152     65,720  SH      Sole              65,720
LEVEL 3 COMMUNICTIONS COM               Common Stock      52729N100     248     91,868  SH      Sole              91,868
LIBERTY GLOBAL INC COM SER C            Common Stock      530555309     392     13,945  SH      Sole              13,945
LINCOLN NATL CORP IND COM               Common Stock      534187109   1,542     36,021  SH      Sole              36,021
LUNA INOVATIONS                         Common Stock      550351100     119     30,404  SH      Sole              30,404
MAXIM INTEGRATED PRODS COM              Common Stock      57772K101   1,529     84,465  SH      Sole              84,465
MBIA INC COM                            Common Stock      55262C100     179     15,013  SH      Sole              15,013
MCDONALDS CORPORATION                   Common Stock      580135101   1,716     27,806  SH      Sole              27,806
MEDICAL STAFFNG NTWK                    Common Stock      58463F104      92     56,225  SH      Sole              56,225
MERCK & CO INC COM                      Common Stock      589331107   1,528     48,403  SH      Sole              48,403
MGIC INVT CORP WIS COM                  Common Stock      552848103     241     34,310  SH      Sole              34,310
MICROSOFT CORP COM                      Common Stock      594918104     315     11,812  SH      Sole              11,312       500
MID-AMER APT CMNTYS COM                 Common Stock      59522J103     211      4,295  SH      Sole               4,295
MINDSPEED TECH INC COM                  Common Stock      602682106      84     35,467  SH      Sole              35,467
MINRAD INTL INC COM                     Common Stock      60443P103      68     61,800  SH      Sole              61,800
MORGAN STANLEY COM                      Common Stock      617446448     640     27,840  SH      Sole              27,840
MOTOROLA INC COM                        Common Stock      620076109     122     17,123  SH      Sole              17,123
NABI BIOPHARMACEUTICAL COM              Common Stock      629519109     142     30,457  SH      Sole              30,457
NATIONAL MED HLTH CARD COM NEW          Common Stock      636918302       -     30,000  SH      Sole              30,000
NATURAL RESOURCE PARTNERS               Common Stock      63900P103     342     13,495  SH      Sole              13,495
NEUROCRINE BIOSCIENCES                  Common Stock      64125C109     113     24,000  SH      Sole              24,000
NEWELL RUBBERMAID INC COM               Common Stock      651229106   1,300     75,298  SH      Sole              75,298
NOKIA CORP SPONSORED ADR                Common Stock      654902204   1,588     85,157  SH      Sole              85,157
NORDSTROM INC                           Common Stock      655664100   1,521     52,785  SH      Sole              52,785
NORTHROP GRUMMAN CORP COM               Common Stock      666807102   1,810     29,898  SH      Sole              29,898
NOVAVAX INC COM                         Common Stock      670002104     129     44,335  SH      Sole              44,335
NUANCE COMMUNICATIONS COM               Common Stock      67020y100     367     30,107  SH      Sole              30,107
NUVEEN DIVID ADVNT MUN COM              Common Stock      67066V101   1,011     93,674  SH      Sole              93,674
PALL CORP COM                           Common Stock      696429307   1,986     57,743  SH      Sole              57,743
PARTNERRE LTD COM                       Common Stock      G6852T105     384      5,635  SH      Sole               5,635
PAYCHEX INC                             Common Stock      704326107   1,554     47,039  SH      Sole              47,039
PEPSICO INC COM                         Common Stock      713448108   3,163     44,384  SH      Sole              43,984       400
PFIZER INC COM                          Common Stock      717081103   2,057    111,530  SH      Sole             110,530      1000
PITNEY BOWES INC COM                    Common Stock      724479100   1,326     39,855  SH      Sole              39,855
PRICE T ROWE GROUP INC COM              Common Stock      74144T108     466      8,670  SH      Sole               8,670
PROCTER & GAMBLE CO COM                 Common Stock      742718109   2,257     32,380  SH      Sole              32,380
PROLOGIS                                Common Stock      743410102   1,174     28,436  SH      Sole              28,436
QWEST COMMUNICATIONS INTL INC           Common Stock      749121109      35     10,770  SH      Sole              10,770
RACKABLE SYS INC COM                    Common Stock      750077109     167     17,000  SH      Sole              17,000
REALNETWORKS INC.                       Common Stock      75605L104     173     34,000  SH      Sole              34,000
REGAL ENTMT GROUP CL A                  Preferred Stock   758766109   1,761    111,618  SH      Sole             111,618
RESEARCH FRONTIERS                      Common Stock      760911107     117     28,425  SH      Sole              28,425
RPM INTL INC COM                        Common Stock      749685103     302     15,640  SH      Sole              15,640
SBA COMMUNICATIONS CRP COM              Common Stock      78388J106     543     21,000  SH      Sole              21,000
SCHERING PLOUGH CORP COM                Common Stock      806605101     218     11,800  SH      Sole              11,800
SCHLUMBERGER LTD COM                    Common Stock      806857108     206      2,635  SH      Sole               2,635
SIRIUS XM RADIO INC COM                 Common Stock      82967N108      77    135,500  SH      Sole             135,500
SKYWORKS SOLUTIONS INC COM              Common Stock      83088M102     401     48,020  SH      Sole              48,020
SNAP ON INC                             Common Stock      833034101   1,544     29,321  SH      Sole              29,321
SONA MOBILE HLDGS CORP COM              Common Stock      83540T109       2    100,000  SH      Sole             100,000
SPHINX INTL INC COM                     Common Stock      84842Q108       -     22,800  SH      Sole              22,800
SUN MICROSYSTEMS INC COM                Common Stock      866810203     559     73,500  SH      Sole              73,500
TELLABS INC COM                         Common Stock      879664100     230     56,683  SH      Sole              56,683
TENET HEALTHCARE CORP COM               Common Stock      88033G100     178     32,000  SH      Sole              32,000
TEVA PHARMACEUTCL INDS ADR              Common Stock      881624209     628     13,719  SH      Sole              13,719
THINK PARTNERSHIP INC.                  Common Stock      88409N101      21    103,000  SH      Sole             103,000
THORATEC CORP COM NEW                   Common Stock      885175307     577     22,000  SH      Sole              22,000
TIBCO SOFTWARE INC COM                  Common Stock      88632Q103     183     25,000  SH      Sole              25,000
TOMOTHERAPY INCORPORATED                Common Stock      890088107     119     26,000  SH      Sole              26,000
TRANSMETA CORP DEL COM                  Common Stock      89376R109   1,486     91,700  SH      Sole              91,700
TUPPERWARE BRANDS CORPORATION           Common Stock      899896104     690     24,975  SH      Sole              24,975
TURBOCHEF TECHNOLOGIES COM NEW          Common Stock      900006206     150     24,333  SH      Sole              24,333
TYCO ELECTRONICS LTD SHS WHEN           Common Stock      g9144p105     270      9,776  SH      Sole               9,776
TYCO INTL LTD NEW COM                   Common Stock      902124106     679     19,402  SH      Sole              19,402
ULTRALIFE BATTERIES COM                 Common Stock      903899102     206     26,561  SH      Sole              26,561
UNITED ONLINE, INC.                     Common Stock      911268100     141     15,000  SH      Sole              15,000
UNITED PARCEL SERVICE INC               Common Stock      911312106   1,723     27,393  SH      Sole              27,393
VALUECLICK INC COM                      Common Stock      92046N102     153     15,000  SH      Sole              15,000
VASCULAR SOLUTIONS INC COM              Common Stock      92231M109     149     20,000  SH      Sole              20,000
VERIZON COMMUNICATIONS COM              Common Stock      92343V104     291      9,072  SH      Sole               9,072
WELLPOINT INC COM                       Common Stock      94973V107     240      5,139  SH      Sole               4,939       200
WILLIAMS COMMNCT GROUP CL A             Preferred Stock   969455104       -    396,467  SH      Sole             396,467
WINDSTREAM CORP COM                     Common Stock      97381W104   1,760    160,899  SH      Sole             160,899
WRIGLEY WM JR CO COM                    Common Stock      982526105     203      2,555  SH      Sole               2,555
ZIMMER HLDGS INC COM                    Common Stock      98956P102     354      5,490  SH      Sole               5,490
FPL CAPITAL 7.45% DUE 2067 CLB          Common Stock      302570502     225      9,055  SH      Sole               9,055
GMAC 0 10/10/08                         Common Stock      37042DKA0  37,900    379,000  SH      Sole             379,000
METLIFE PFD A VAR RATE  CLBL 9          Preferred Stock   59156R504     170     14,200  SH      Sole              14,200